Long-term Payables - other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Present value discount on long-term payables – other	₩ (29,772)	₩ (52,129)
Current portion of long-term payables – other	(367,770)	(398,874)
Carrying amount as of December 31	892,683	1,239,467
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables – other	₩ 1,290,225	₩ 1,690,470